Document and Entity Information Document	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HSBC HOLDINGS PLC
Entity Central Index Key	0001089113
Document Period End Date	Dec. 31, 2019
Document Type	20-F
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Filer	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Amendment Flag	false
Shares outstanding (in shares)	20,638,524,545